Restructuring Charges (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring expense	$ 12,026,000	$ 0	$ 0